Intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Intangible assets and goodwill.
Schedule of changes in intangible assets

							Other
			Non-contractual				software,
			customer	Trademarks	Website	Patents and	licenses and
	Goodwill	CV database	relationships	and domains	software	copyrights	other	Total
Cost
Balance at January 1, 2022	10,630,361	737,913	2,611,805	1,902,795	774,911	7,399	113,809	16,778,993
Additions arising from internal development	—	—	—	—	404	—	—	404
Other additions	—	—	—	—	1,723	4,213	94,084	100,020
Disposals	—	—	—	—	(96,821)	(754)	(70,863)	(168,438)
Foreign currency translation difference	(37,969)	—	—	(719)	(1,533)	—	(282)	(40,503)
Balance at December 31, 2022	10,592,392	737,913	2,611,805	1,902,076	678,684	10,858	136,748	16,670,476
Amortization and impairment losses
Balance at January 1, 2022	—	402,452	1,259,797	925,793	172,596	5,287	57,572	2,823,497
Amortization for the year		103,164	276,888	190,157	186,973	2,755	90,031	849,968
Impairment losses	657,032	—	—	—	—	—	—	657,032
Disposals	—	—	—	—	(96,821)	(754)	(70,863)	(168,438)
Foreign currency translation difference	—	—	—	(97)	197	—	(457)	(357)
Balance at December 31, 2022	657,032	505,616	1,536,685	1,115,853	262,945	7,288	76,283	4,161,702
Net book value
At December 31, 2022	9,935,360	232,297	1,075,120	786,223	415,739	3,570	60,465	12,508,774

							Other
			Non-contractual				software,
			customer	Trademarks	Website	Patents and	licenses and
	Goodwill	CV database	relationships	and domains	software	copyrights	other	Total
Cost
Balance at January 1, 2021	9,881,100	737,913	2,572,532	1,902,437	212,508	6,473	77,491	15,390,454
Acquisition through business combinations (Note 9)	752,485	—	39,273	212	566,384	—	3,551	1,361,905
Additions arising from internal development	—	—	—	—	17,998	—	—	17,998
Other additions	—	—	—	33	5,212	3,667	90,685	99,597
Disposals	—	—	—	—	(27,063)	(2,741)	(57,887)	(87,691)
Foreign currency translation difference	(3,224)	—	—	113	(128)	—	(31)	(3,270)
Balance at December 31, 2021	10,630,361	737,913	2,611,805	1,902,795	774,911	7,399	113,809	16,778,993
Amortization
Balance at January 1, 2021	—	299,287	987,817	735,559	46,992	5,913	47,521	2,123,089
Amortization for the year	—	103,165	271,980	190,220	152,668	2,100	67,959	788,092
Disposals	—	—	—	—	(27,063)	(2,726)	(57,887)	(87,676)
Foreign currency translation difference	—	—	—	14	(1)	—	(21)	(8)
Balance at December 31, 2021	—	402,452	1,259,797	925,793	172,596	5,287	57,572	2,823,497
Net book value
At December 31, 2021	10,630,361	335,461	1,352,008	977,002	602,315	2,112	56,237	13,955,496

Schedule of goodwill allocated to CGUs

	December 31, 2022	December 31, 2021
HeadHunter “Russia” operating segment	6,607,362	6,607,362
HeadHunter “Kazakhstan” operating segment	155,104	171,792
HeadHunter “Belarus” operating segment	158,954	180,236
Zarplata operating segment (see Note 9(b))	2,261,455	2,918,486
Skillaz operating segment (see Note 9(a))	752,485	752,485
Total goodwill	9,935,360	10,630,361